GENERAL (Details Narrative) - USD ($)								6 Months Ended
	Aug. 07, 2025	Jul. 03, 2025	Jun. 16, 2025	Jan. 15, 2025	Jul. 15, 2024	Apr. 11, 2024	Jul. 26, 2022	Jun. 30, 2025	Aug. 26, 2025	Aug. 06, 2025	Aug. 01, 2025	Jun. 15, 2025	Jan. 14, 2025	Jul. 14, 2024
IfrsStatementLineItems [Line Items]
Accumulated losses								$ 106,000,000
Ordinary share offering								6,875,000
Proceeds from issue of ordinary shares						$ 14,723,000		4,219,000
Issue of convertible instruments								$ 295.5
Reverse stock split			reverse split consolidated every 4.1 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share	reverse split consolidated every 28.5 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share	reverse split consolidated every 75 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	7.0	79,286							500,000
Proceeds from issue of ordinary shares		$ 2,656,000
Debt securities											$ 13,750,000
Reverse stock split	reverse split consolidated every 7.0 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share
Number of outstanding shares	1,000,000									9,000,000
Lionheart [member] | Business combination agreement [member]
IfrsStatementLineItems [Line Items]
Redemption percentage of business combination							97.58%
Remaining funds in trust account							$ 3,061,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							1
Share price							$ 10.00
Minimum bid price			$ 1.00	$ 1.00	$ 1.00
Number of outstanding shares			1,000,000	1,163,000	597,000							4,000,000	33,155,000	44,800,000
Par value per share			$ 0.000000000000041	$ 4.70250014886352	$ 0.165			$ 0.000000000000287				$ 0.00000000000001	$ 0.165	$ 0.0022
Ordinary shares [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Minimum bid price	$ 1.00
Number of outstanding shares	1,000,000									9,000,000
Par value per share	$ 0.000000000000287									$ 0.00000000000041
Ordinary shares [member] | Security Matters PTY Ltd. [member]
IfrsStatementLineItems [Line Items]
Share price							$ 10.3624